Submission	Jan. 14, 2025
Submission [Line Items]
Central Index Key	0000315189
Registrant Name	DEERE & CO
Registration File Number	333-273045
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES